Income Taxes (Composition of taxes on income from continuing operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	$ 152	$ (37)
Income tax expense	185	(6)
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	1,194	555
Canada
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	25	20
Deferred income taxes	120	(33)
Operating loss carry forwards	(92)	(64)
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	173	244
United States
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	8	11
Deferred income taxes	252	118
Investment tax credits	(7)	(11)
Operating loss carry forwards	(121)	(49)
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	1,063	289
Other
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	0	2
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	$ (42)	$ 22